Note 16 - Right-of-use Assets	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of right-of-use assets [text block]
16.
RIGHT-OF-USE ASSETS

The Company entered into operating leases to use certain land, building, mining equipment and corporate equipment for its operations. The Company is required to recognize right-of-use assets representing its right to use these underlying leased asset over the lease term.

Right-of-use asset is initially measured at cost, equivalent to its obligation for payments over the term of the leases, and subsequently measured at cost less accumulated depreciation and impairment losses. Depreciation is recorded on a straight-line basis over the shorter period of lease term and useful life of the underlying asset.

Right-of-use assets are comprised of the following:

	Land and Buildings	Machinery and Equipment	Other	Total
At December 31, 2018	$—	$—	$—	$—
Initial adoption	2,624	1,036	22	3,682
Additions	571	14,132	—	14,703
Remeasurements	1,686	232	—	1,918
Depreciation and amortization	(674)	(1,286)	(7)	(1,967)
Impairment	—	(6,302)	—	(6,302)
At December 31, 2019	$4,207	$7,812	$15	$12,034
Additions	1,939	554	—	2,494
Remeasurements	2,789	(10)	—	2,779
Depreciation and amortization	(848)	(2,106)	(7)	(2,961)
Disposals	—	(16)	—	(16)
At December 31, 2020	$8,087	$6,234	$8	$14,330